Income tax (Details Narrative) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax
Income tax rate	35.00%	30.00%
Tax Loss Carry-forward	$ 11,780,465
Loss Carry-forward For Future Taxable Income	$ 11,329,860